Restructuring and Relocation - Restructuring (Details)	3 Months Ended								12 Months Ended			5 Months Ended	6 Months Ended	12 Months Ended									3 Months Ended
	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Restructuring position	Dec. 31, 2012 Restructuring USD ($)	Dec. 31, 2012 Restructuring USD ($)	Dec. 31, 2013 Restructuring Severance USD ($)	Dec. 31, 2012 Restructuring Severance USD ($)	Dec. 31, 2013 European USD ($)		Dec. 31, 2012 European USD ($)		Dec. 31, 2011 European USD ($)		Jun. 30, 2013 Healthy snacking products Non-core business European Restructuring USD ($)	Jun. 30, 2013 Healthy snacking products Non-core business European Restructuring EUR (€)
Restructuring Cost and Reserve [Line Items]
Number of positions eliminated due to restructuring												300
Severance													$ 11,000,000
Impairments primarily related to fixed assets and certain promotional and packaging materials included in inventories													5,000,000
Goodwill, impairment loss related to restructuring										158,884,000			2,000,000	2,000,000
Proceeds from Divestiture of Businesses																							4,000,000	3,000,000
Restructuring Reserve Roll Forward
Beginning balance															7,000,000	0
Severance expense									480,000	35,429,000	5,852,000		18,000,000		(33,000)	10,591,000
Amounts paid															(5,117,000)	(3,591,000)
Ending balance															1,850,000	7,000,000
Gain (Loss) on Disposition of Business																							1,000,000
Net sales	$ 747,997,000	$ 723,062,000	$ 812,171,000	$ 774,252,000	$ 737,521,000	$ 714,167,000	$ 833,165,000	$ 793,484,000	$ 3,057,482,000	$ 3,078,337,000	$ 3,139,296,000						$ 872,478,000	[1]	$ 954,190,000	[1]	$ 1,025,565,000	[1]	$ 12,000,000

[1]	Core Europe includes the 28 member states of the European Union, Switzerland, Norway and Iceland.